Combined Consolidated Balance Sheets (Parenthetical) - shares	Dec. 31, 2016	Dec. 31, 2015
Equity
Common units issued (units)	102,981,495	93,478,326
Subordinated units issued (units)	0	0
General partner units issued (units)	2,100,900	1,900,515